Nationwide Life Insurance Company:                                    Nationwide Life and Annuity Insurance Company:
o        Nationwide Variable Account-II                               o        Nationwide VA Separate Account-B
o        Nationwide Variable Account-8                                o        Nationwide VL Separate Account-C
o        Nationwide Variable Account-9                                o        Nationwide VL Separate Account-D
o        Nationwide Variable Account-10
o        Nationwide Variable Account-14
o        Nationwide VLI Separate Account-2
o        Nationwide VLI Separate Account-4


                   Prospectus supplement dated August 20, 2004
--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The sub-adviser information relating to the Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I and Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I is amended as follows:

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                          Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------